Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Reclassification of Financial Instruments on Adoption of IFRS 9 (Details) - USD ($)
$ in Millions
18 Months Ended
		Oct. 31, 2018	Oct. 31, 2019
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Deferred tax asset		$ 0.0	$ 0.0
IFRS 9 Financial Instruments [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Increase in trade receivables loss allowance		20.0
Decrease in retained earnings		(20.0)
Deferred tax asset		$ 4.4
Non-current Borrowings (gross) [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 4,946.6
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 4,946.6
Non-current Finance Leases [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 14.9
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 14.9
Non-current Provisions [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 35.4
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 35.4
Current Borrowings (gross) [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 50.3
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 50.3
Current Finance Leases [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 13.6
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 13.6
Current Trade and Other Payables [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 676.9
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 676.9
Current Provisions [Member]
Financial Liabilities - Financial Liabilities at Amortized Cost [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 57.4
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 57.4
Non-current Long-term Pension Assets [Member]
Financial Assets [Abstract]
Measurement category Under IAS 39		Available-for-sale financial assets
Measurement category Under IFRS 9		Fair value through other comprehensive income
Carrying amount Under IAS 39		$ 16.7
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 16.7
Non-current Derivative Financial Instruments [Member]
Financial Assets [Abstract]
Measurement category Under IAS 39		Fair value through profit and loss
Measurement category Under IFRS 9		Fair value through profit and loss
Carrying amount Under IAS 39		$ 86.4
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 86.4
Current Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 620.9
IFRS 9 Adjustment	[1]	0.0
Carrying amount Under IFRS 9		$ 620.9
Current Trade and Other Receivables [Member]
Financial Assets [Abstract]
Measurement category Under IAS 39		Amortized cost
Measurement category Under IFRS 9		Amortized cost
Carrying amount Under IAS 39		$ 1,212.0
IFRS 9 Adjustment	[1]	(20.0)
Carrying amount Under IFRS 9		$ 1,192.0

[1]	The IFRS 9 adjustment of an increase in the trade receivables loss allowance of $20.0m resulted in a corresponding decrease in retained earnings of $20.0m, net of $4.4m of deferred tax.